                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment / /                     Amendment No.:    __________
      This Amendment (Check only one):          / / is a restatement.
                                                / / adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Amelia Peabody Foundation
Address:        One Hollis Street
                Wellesley, MA 02482

Form 13F File Number:        028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Margaret St. Clair
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair         Wellesley, Massachusetts    April 30, 2003
Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    5

Form 13F Information Table Entry Total:              85

Form 13F Information Table Value Total:        $ 77,696 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No.  Name
1.       28-05999           Bayard D. Waring
2.       28-05991           Margaret N. St. Clair
3.       28-05993           Philip B. Waring
4.       28-05995           Deborah Carlson
5.       28-05997           Thomas B. St. Clair

                                      - 2 -
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              Amelia Peabody Foundation Form 13F Information Table

COLUMN 1                   COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6      COLUMN 7           COLUMN 8

                                                    Value     Shrs or  Sh/ Put/    Investment       Other        Voting Authority
Name of Issuer          Title of Class   CUSIP    (X $1000)   Prn Amt  Prn Call    Discretion     Managers    Sole    Shared   None
Abbey National            Preferred    002920809         389   15,000     SH     Shared - Other  1,2,3,4,5   15,000

Alliance Resource          Common      01877R108       1,679   75,000     SH     Shared - Other  1,2,3,4,5   75,000

American Capital           Common      024937104       1,456   65,000     SH     Shared - Other  1,2,3,4,5   65,000

Amerigas Partners L.P.     Common      030975106       1,441   60,000     SH     Shared - Other  1,2,3,4,5   60,000

Anthracite Capital         Common      037023108         801   70,000     SH     Shared - Other  1,2,3,4,5   70,000

Apache Corp.               Common      037411105       1,235   20,000     SH     Shared - Other  1,2,3,4,5   20,000

Applied Material Inc       Common      038222105         377   30,000     SH     Shared - Other  1,2,3,4,5   30,000

BAC Capital               Preferred    055188205         531   20,000     SH     Shared - Other  1,2,3,4,5   20,000

Bank America               Common      060505104       1,671   25,000     SH     Shared - Other  1,2,3,4,5   25,000

Bank New York              Common      064057102         410   20,000     SH     Shared - Other  1,2,3,4,5   20,000

Baxter Int'l               Common      071813109         373   20,000     SH     Shared - Other  1,2,3,4,5   20,000

Baxter  Int'l             Preferred    071813406         770   20,000     SH     Shared - Other  1,2,3,4,5   20,000
Buckeye Partners L P
Unit LTD Partnership
Ints                       Common      118230101       3,055   85,000     SH     Shared - Other  1,2,3,4,5   85,000

Cardinal Health            Common      14149Y108       1,424   25,000     SH     Shared - Other  1,2,3,4,5   25,000

Caremark RX                Common      141705103         635   35,000     SH     Shared - Other  1,2,3,4,5   35,000

Chase Capital IV
Preferred                 Preferred    16147N208         303   12,000     SH     Shared - Other  1,2,3,4,5   12,000

Cisco Systems              Common      17275R102         714   55,000     SH     Shared - Other  1,2,3,4,5   55,000

Citigroup Inc.             Common      172967101       1,206   35,000     SH     Shared - Other  1,2,3,4,5   35,000

Corning                    Common      219350105         321   55,000     SH     Shared - Other  1,2,3,4,5   55,000

Dell Computer              Common      247025109       1,775   65,000     SH     Shared - Other  1,2,3,4,5   65,000

Dominion Res Black         Common      25746Q108       1,111   50,000     SH     Shared - Other  1,2,3,4,5   50,000

Dominion Resources         Common      25746U109       1,661   30,000     SH     Shared - Other  1,2,3,4,5   30,000

Duke Energy                Common      264399106         582   40,000     SH     Shared - Other  1,2,3,4,5   40,000

Duke Energy Ser C         Preferred    264399619         282   11,000     SH     Shared - Other  1,2,3,4,5   11,000

Duke Energy - M Units     Preferred    264399585       1,010   80,000     SH     Shared - Other  1,2,3,4,5   80,000

Electronic Data 7.625%    Preferred    285661203         400   20,000     SH     Shared - Other  1,2,3,4,5   20,000

El Paso                    Common      28368B102         931   30,000     SH     Shared - Other  1,2,3,4,5   30,000

Enbridge Energy            Common      29250R106       1,371   30,000     SH     Shared - Other  1,2,3,4,5   30,000

Energy East Cap.          Preferred    29267G200         796   30,000     SH     Shared - Other  1,2,3,4,5   30,000

Equitable Res              Common      294549100       1,313   35,000     SH     Shared - Other  1,2,3,4,5   35,000

Equity Office Prop.        Common      294741103         255   10,000     SH     Shared - Other  1,2,3,4,5   10,000

Exxon Mobil Corp           Common      30231G102         874   25,000     SH     Shared - Other  1,2,3,4,5   25,000

Fifth Third                Common      316773100       1,256   25,000     SH     Shared - Other  1,2,3,4,5   25,000

Fleet Boston               Common      339030108       1,075   45,000     SH     Shared - Other  1,2,3,4,5   45,000

Fleet Capital Trust       Preferred    33889X203         518   20,000     SH     Shared - Other  1,2,3,4,5   20,000

General Electric Cap.
Corp.                     Preferred    369622527         534   20,000     SH     Shared - Other  1,2,3,4,5   20,000

General Motors 7.25%
Preferred                 Preferred    370442758         246   10,000     SH     Shared - Other  1,2,3,4,5   10,000

Gillette                   Common      375766102         464   15,000     SH     Shared - Other  1,2,3,4,5   15,000

Great Plains Energy        Common      391164100       1,194   50,000     SH     Shared - Other  1,2,3,4,5   50,000

HCA Inc.                   Common      404119109         827   20,000     SH     Shared - Other  1,2,3,4,5   20,000

HL&P Capital Trust I
8.125% Tr Pfd Ser A       Preferred    404202202         221   10,000     SH     Shared - Other  1,2,3,4,5   10,000

Hospitality Prop.          Common      44106M102       1,222   40,000     SH     Shared - Other  1,2,3,4,5   40,000

HSBC Holdings                ADR       404280406         511   10,000     SH     Shared - Other  1,2,3,4,5   10,000

Hugoton  Royalty Trust     Common      444717102       1,788  128,000     SH     Shared - Other  1,2,3,4,5  128,000

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
IBM                        Common      459200101       1,176   15,000     SH     Shared - Other  1,2,3,4,5   15,000

Intel Corp                 Common      458140100         895   55,000     SH     Shared - Other  1,2,3,4,5   55,000

JDS Uniphase               Common      46612J101         143   50,000     SH     Shared - Other  1,2,3,4,5   50,000

Johnson & Johnson          Common      478160104       1,447   25,000     SH     Shared - Other  1,2,3,4,5   25,000

JP Morgan Chase            Common      46625H100         474   20,000     SH     Shared - Other  1,2,3,4,5   20,000

Kinder Morgan Energy
Partners LP                Common      494550106       3,145   85,000     SH     Shared - Other  1,2,3,4,5   85,000

Liberty Property Trust     Common      531172104       1,252   40,000     SH     Shared - Other  1,2,3,4,5   40,000

Lucent Tech                Common      549463107          15   10,000     SH     Shared - Other  1,2,3,4,5   10,000

MicroSoft Corp.            Common      594918104       1,453   60,000     SH     Shared - Other  1,2,3,4,5   60,000

Mutual Risk Mgmt           Common      628351108           2   70,000     SH     Shared - Other  1,2,3,4,5   70,000

Plum Creek Timber Co
Inc.                       Common      729251108         972   45,000     SH     Shared - Other  1,2,3,4,5   45,000

Procter & Gamble           Common      742718109       4,007   45,000     SH     Shared - Other  1,2,3,4,5   45,000

Progress Energy CVO        Common      743263AA3          25   25,000     SH     Shared - Other  1,2,3,4,5   25,000

Public Storage
Preferred 7.625%          Preferred    74460D620         767   30,000     SH     Shared - Other  1,2,3,4,5   30,000

Public Storage
Preferred 8.6%            Preferred    74460D711         268   10,000     SH     Shared - Other  1,2,3,4,5   10,000

Royal Bank of Scotland
8.5% Ser J                Preferred    780097853         544   20,000     SH     Shared - Other  1,2,3,4,5   20,000

Royal Dutch Petroleum
Co.                        Common      780257804         815   20,000     SH     Shared - Other  1,2,3,4,5   20,000

Sears Roebuck 7%          Preferred    812404408         359   15,000     SH     Shared - Other  1,2,3,4,5   15,000

Senior Housing Property    Common      81721M109         693   60,000     SH     Shared - Other  1,2,3,4,5   60,000

Shop At Home Inc Ser A
PFD                       Preferred    825066400           9      692     SH     Shared - Other  1,2,3,4,5      692

SJG Cap TR PFD Secs
8.35%                     Preferred    78427Q202         504   20,000     SH     Shared - Other  1,2,3,4,5   20,000

State Street Corp.         Common      857477103         633   20,000     SH     Shared - Other  1,2,3,4,5   20,000

Sunoco Logistics           Common      86764L108       1,946   75,000     SH     Shared - Other  1,2,3,4,5   75,000

Symantec Corp              Common      871503108         588   15,000     SH     Shared - Other  1,2,3,4,5   15,000

Talbots                    Common      874161102         515   20,000     SH     Shared - Other  1,2,3,4,5   20,000

Taubman Centers            Common      876664103          85    5,000     SH     Shared - Other  1,2,3,4,5    5,000

Teco Energy                Common      872375100         585   55,000     SH     Shared - Other  1,2,3,4,5   55,000

Tennessee Valley Series
A                         Preferred    880591409         801   30,000     SH     Shared - Other  1,2,3,4,5   30,000

Travelers Property A       Common      89420G109          14      968     SH     Shared - Other  1,2,3,4,5      968

Travelers Property B       Common      89420G406          28    2,010     SH     Shared - Other  1,2,3,4,5    2,010

UDS Capital I G
Preferred SEC 8.32%       Preferred    902655208         620   25,000     SH     Shared - Other  1,2,3,4,5   25,000

United Health              Common      91324P102       1,375   15,000     SH     Shared - Other  1,2,3,4,5   15,000

Verizon                    Common      92343V104       1,944   55,000     SH     Shared - Other  1,2,3,4,5   55,000

Verizon NE 7%             Preferred    92344R201         528   20,000     SH     Shared - Other  1,2,3,4,5   20,000

Wachovia                  Preferred    92977V206         396   15,000     SH     Shared - Other  1,2,3,4,5   15,000

Walgreen                   Common      931422109         737   25,000     SH     Shared - Other  1,2,3,4,5   25,000

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
Washington Mtl             Common      939322103       1,764   50,000     SH     Shared - Other  1,2,3,4,5   50,000

Wells Fargo                Common      949746101       3,149   70,000     SH     Shared - Other  1,2,3,4,5   70,000

Wells Fargo Cap. Trust    Preferred    94978B205         526   20,000     SH     Shared - Other  1,2,3,4,5   20,000

XL Capital                Preferred    G98255303         516   20,000     SH     Shared - Other  1,2,3,4,5   20,000

Zimmer Holdings            Common      98956P102         973   20,000     SH     Shared - Other  1,2,3,4,5   20,000

                                                      77,696